MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS [Abstract]
Number of shares issued		2,500,000
Shares issued for real estate investment	1,300,580
Optibase 2 Penn, LLC [Member]
Related Party Transaction [Line Items]
Limited partnership	20.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage	73.00%
Transaction amount	$ 7,153
Time period	3 years
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Transaction amount		$ 5,000